Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual amount of off-balance-sheet financial instruments

(in thousands)	2015	2014
Commitments to extend credit	$161,306	$135,137
Commitments to originate residential first and second mortgage loans	3,175	1,640
Standby letters of credit	1,466	1,621
Total	165,947	138,398